Leases (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Leases [Abstract]
2022 (remaining 3 months)	$ 90
2023	368
2024	379
2025	194
Total minimum lease payments	1,031
Less imputed interest	(47)
Total operating lease liabilities	$ 984